Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Information
SELECTED QUARTERLY FINANCIAL INFORMATION

UNAUDITED
(in thousands)

Year Ended	Mar 31	Jun 30	Sep 30	Dec 31	Total
December 31, 2012
Net revenue	$101,705	$103,045	$100,710	$97,716	$403,176
Operating income	14,423	13,152	10,075	8,044	45,694
Income (loss) from continuing operations	4,614	(2,089)	1,646	463	4,634
December 31, 2011
Net revenue	$96,062	$100,074	$89,014	$93,437	$378,587
Operating income	11,289	10,468	7,136	13,141	42,034
Income (loss) from continuing operations	2,521	(575)	(2,276)	8,202	7,872